Interest Income and Interest Expense - Schedule of Detail of the Amount Due for Interest and Readjustments (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about hedged items [line items]
Totals	$ (272,589)	$ (401,810)
Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(13,243)	(28,479)
Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(2,146)	(7,192)
Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(65,221)	(163,719)
Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(13,210)	(34,212)
Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(202,660)	(174,565)
Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(26)	(172)
Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(2,113)	(2,627)
Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(4,373)	(6,032)
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	30,403	15,188
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	(153,891)	(323,659)
Hedged of interest [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(12,891)	(28,321)
Hedged of interest [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(2,145)	(7,188)
Hedged of interest [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(58,786)	(159,736)
Hedged of interest [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(13,210)	(34,212)
Hedged of interest [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(95,091)	(106,585)
Hedged of interest [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(26)	(172)
Hedged of interest [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(2,113)	(2,605)
Hedged of interest [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(32)	(28)
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	30,403	15,188
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	(118,698)	(78,151)
Hedged of inflation adjustments [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(352)	(158)
Hedged of inflation adjustments [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(1)	(4)
Hedged of inflation adjustments [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(6,435)	(3,983)
Hedged of inflation adjustments [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(107,569)	(67,980)
Hedged of inflation adjustments [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals		(22)
Hedged of inflation adjustments [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (4,341)	$ (6,004)